Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 208	$ 255
Expense, net	142	98
Settlements	(105)	(111)
Foreign exchange and other	7	(7)
Acquisitions		2
Liabilities held for sale		(29)
Balance, end of year	$ 252	$ 208